Other information (Tables)	12 Months Ended
Dec. 31, 2020
Other information
Schedule of other information

(€ million)	2020	2019	2018
Investment in consolidated subsidiaries and businesses
Current assets	15	1	44
Non-current assets	193	12	198
Net borrowings	(64)		11
Current and non-current liabilities	(17)	(6)	(47)
Net effect of investments	127	7	206
Fair value of investments held before the acquisition of control			(50)
Non-controlling interests	(15)	(2)
Gain on a bargain purchase			(8)
Purchase price	112	5	148
less:
Cash and cash equivalents	(3)		(29)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	109	5	119
Disposal of consolidated subsidiaries and businesses
Current assets		77	328
Non-current assets		188	5,079
Net borrowings		11	785
Current and non-current liabilities		(57)	(3,470)
Net effect of disposals		219	2,722
Reclassification of foreign currency translation differences among other items of comprehensive income		(24)	113
Fair value of share capital held after the sale of control			(3,498)
Fair value valuation for business combination			889
Gain (loss) on disposal		16	13
Selling price		211	239
less:
Cash and cash equivalents		(24)	(286)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of		187	(47)